Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	umt
Document Creation Date	dei_DocumentCreationDate	Apr. 08, 2022
Document Effective Date	dei_DocumentEffectiveDate	Apr. 08, 2022
Prospectus Date	rr_ProspectusDate	Mar. 30, 2022
Q3 ALL-WEATHER SECTOR ROTATION FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Q3 ALL-WEATHER SECTOR ROTATION FUND
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Shares – Annual Total Return Year/Period Ended December 31 Calendar Year Returns *
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
*	The Sector Rotation Fund’s year-to-date return through December 31, 2021 was 5.76%.

If you have any questions regarding the Funds, please call 1-855-784-2399.

Investors Should Retain this Supplement for Future Reference.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Q3 ALL-WEATHER SECTOR ROTATION FUND

Investor Class (QAWSX)

Institutional Class (QAISX)

A Series of Ultimus Managers Trust

Supplement to Prospectus dated March 30, 2022

This supplement updates certain information in the Prospectus of the Q3 All-Weather Sector Rotation Fund and Q3 All-Weather Tactical Fund (collectively, the “Funds”), each a series of the Ultimus Managers Trust, as set forth below. For more information or to obtain a copy of a Funds’ Prospectus or Statement of Additional Information, free of charge, please visit the Funds’ website at www.Q3AllWeatherFunds.com or call the Funds toll free at 1-855-784-2399.

The following changes are made in the Prospectus.

For the Q3 All-Weather Sector Rotation Fund, the following replaces the bar chart in the section entitled “Performance Summary” on page 6 of the Prospectus:

Institutional Class Shares – Annual Total Return Year/Period Ended December 31

Calendar Year Returns *

*	The Sector Rotation Fund’s year-to-date return through December 31, 2021 was 5.76%.

If you have any questions regarding the Funds, please call 1-855-784-2399.

Investors Should Retain this Supplement for Future Reference.

Q3 ALL-WEATHER SECTOR ROTATION FUND | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QAWSX
Q3 ALL-WEATHER SECTOR ROTATION FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QAISX
Annual Return 2020	rr_AnnualReturn2020	3.90%	[1]
Annual Return 2021	rr_AnnualReturn2021	5.76%	[1]
Q3 ALL-WEATHER TACTICAL FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Q3 ALL-WEATHER TACTICAL FUND

Investor Class (QAWTX)

Institutional Class (QAITX)

C Class (QACTX)

A Series of Ultimus Managers Trust

Supplement to Prospectus dated March 30, 2022

This supplement updates certain information in the Prospectus of the Q3 All-Weather Sector Rotation Fund and Q3 All-Weather Tactical Fund (collectively, the “Funds”), each a series of the Ultimus Managers Trust, as set forth below. For more information or to obtain a copy of a Funds’ Prospectus or Statement of Additional Information, free of charge, please visit the Funds’ website at www.Q3AllWeatherFunds.com or call the Funds toll free at 1-855-784-2399.

The following changes are made in the Prospectus.

For the Q3 All-Weather Tactical Fund, the following replaces the table entitled “Average Annual Total Returns” in the section entitled “Performance Summary” on page 13 of the Prospectus:

Average Annual Total Returns for Periods Ended December 31, 2021	One Year	Since Inception (December 30, 2019)
Institutional Class
Return Before Taxes	16.83%	21.44%
Return After Taxes on Distributions	13.45%	17.96%
Return After Taxes on Distributions and Sale of Fund Shares	10.02%	15.13%
Investor Class
Return Before Taxes	15.80%	20.62%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses or taxes)	10.19%	11.53%
Morningstar Moderately Aggressive Target Risk Index *	14.04%	13.84%
*	The Morningstar Moderately Aggressive Target Index is used to provide an additional comparison. The Morningstar Moderately Aggressive Target Index consists of five asset allocation indexes that span the risk spectrum from conservative to aggressive and comprehensively covers global equity and fixed-income markets.

If you have any questions regarding the Funds, please call 1-855-784-2399.

Investors Should Retain this Supplement for Future Reference.

Q3 ALL-WEATHER TACTICAL FUND | Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.19%
Since Inception	rr_AverageAnnualReturnSinceInception	11.53%
Q3 ALL-WEATHER TACTICAL FUND | Morningstar Moderately Aggressive Target Risk Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.04%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	13.84%	[2]
Q3 ALL-WEATHER TACTICAL FUND | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QAWTX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.80%
Since Inception	rr_AverageAnnualReturnSinceInception	20.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2019
Q3 ALL-WEATHER TACTICAL FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QAITX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.83%
Since Inception	rr_AverageAnnualReturnSinceInception	21.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2019
Q3 ALL-WEATHER TACTICAL FUND | Institutional Class | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.45%
Since Inception	rr_AverageAnnualReturnSinceInception	17.96%
Q3 ALL-WEATHER TACTICAL FUND | Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.02%
Since Inception	rr_AverageAnnualReturnSinceInception	15.13%

[1]	The Sector Rotation Fund’s year-to-date return through December 31, 2021 was 5.76%.
[2]	The Morningstar Moderately Aggressive Target Index is used to provide an additional comparison. The Morningstar Moderately Aggressive Target Index consists of five asset allocation indexes that span the risk spectrum from conservative to aggressive and comprehensively covers global equity and fixed-income markets.